Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill

14. Goodwill

	Subscription and licensing business	Smart music learning business	Music events and performances business	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at January 1, 2023	—	764	—	764
Accumulated impairment loss	—	—	—	—
Cost and net carrying amount at December 31, 2023	—	764	—	764
Accumulated impairment loss	—	(764)	—	(764)
Cost and net carrying amount at December 31, 2024	—	—	—	—

Impairment testing of goodwill

The Group performed its annual impairment test at the end of each year in 2024 and 2023. As at December 31, 2024, there was indicator for potential impairment of goodwill. As at December 31, 2023, there was no indicator for potential impairment of goodwill.

Goodwill acquired through business combinations is allocated to the following CGUs for impairment testing:

●	Subscription and licensing business; and

●	Smart music learning business; and

●	Music events and performances business

Subscription and licensing business

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The pre-tax discount rate of capital applied to the cash flow projections is 15.86% as at December 31, 2022. The growth rate used to extrapolate the cash flows beyond the five-year period is 3% as at December 31, 2022.

The following describes management’s key assumptions in its subscription and licensing business CGU cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.

Based on the result of the impairment testing of goodwill, in the opinion of the directors, full impairment provision was considered necessary for the Group’s goodwill allocated to the subscription and licensing business CGU as at December 31, 2022. The impairment charge is recorded within other losses in the statement of profit or loss.

Smart music learning business

At December 31, 2024, goodwill acquired through the business combination is allocated to the one CGU known as “Smart music learning business” and for impairment testing. As the CGU will not in operation, in the opinion of the directors, full impairment provision was considered necessary for the Group’s goodwill allocated to the smart music learning business CGU as at December 31, 2024.

At December 31, 2023, goodwill acquired through the business combination is allocated to the one CGU known as “Smart music learning business” and for impairment testing. The Group performed quantitative assessments for the CGU. The quantitative assessments resulted in on impairment as the recoverable amount of the CGU is higher than its carrying amount.

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The growth rate used to extrapolate the cash flows beyond the five-year period is 3% and 2.2% as at December 31, 2022 and 2023, respectively.

The following describes management’s key assumptions in its smart music learning business CGU cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.

Based on the result of the impairment testing of goodwill, in the opinion of the directors, no impairment provision was considered necessary for the Group’s goodwill allocated to the smart music learning business CGU as at December 31, 2022 and 2023.

Music events and performances business

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The terminal growth rate used to extrapolate the cash flows beyond the five-year period is 3% as at December 31, 2022.

The following describes the management’s key assumptions in its music events and performances business CGU cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.

Based on the result of the impairment testing of goodwill, in the opinion of the directors, full impairment provision was considered necessary for the Group’s goodwill allocated to the Music events and performances business CGU as at December 31, 2022. The impairment charge is recorded within other losses in the statement of profit or loss.